Investment Objectives and Goals - Virtus Zevenbergen Technology Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Zevenbergen Technology Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.